Stockholders Deficit (Details Narrative) - USD ($)		3 Months Ended		12 Months Ended
	Jan. 10, 2011	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Common stock consulting		134,853
Common stock issued		134,853
Common stock shares authorized		4,000,000,000		4,000,000,000	4,000,000,000
Common stock issued upon conversion of convertible notes payable and accrued interest, value		$ 6,000
Net proceeds from common stock				$ 1,525,000
Preferred stock, shares authorized		10,000,000		10,000,000	10,000,000
Preferred stock, per share		$ 0.01		$ 0.10	$ 0.10
Preferred stock, shares outstanding		0		0	0
Note issued					$ 316,000
Common stock issued		955,515,078		955,380,225	718,263,338
Intrinsic value of warrants		$ 717,000
Common stock issued for service, value		6,000	$ 16,000	$ 181,000	$ 39,000
Preferred stock value		0		0	0
Fair value of convertible note issued				$ 0	$ 803,000
Warrants issued to purchase common shares				638,000
October, 21 2010 [Member]
Preferred stock, shares authorized					10,000,000
Preferred stock, per share					$ 0.10
Additional shares of preferred stock					10,000,000
Warrant Total [Member]
Number of Warrants exercised					90,908	90,908
Warrant exercised, share				13,333,333
Common stock issued upon warrant exercised				12,349,726
Common stock issued				45,150,500
Fair value of common stock issued				$ 6,569,000
Intrinsic value of warrants		$ 464,000		473,000	$ 0
Warrant Total [Member] | January and July 2020 [Member] | Convertible Notes Payable One [Member]
Note issued				60,000
Fair value of convertible note issued				100,000
Conversion price					$ 0.0045
Exercise price					$ 0.75
Debt instrument, debt discount				$ 118,000
Maturity date				5 years
Warrants issued to purchase common shares				27,304,901
Series A Preferred Shares [Member]
Preferred stock, shares designated	100
Aggregate amount	$ 987,000
Preferred stock value	$ 329,000				$ 987,000
Series B Preferred Shares [Member]
Preferred stock, shares outstanding					36,667
Preferred stock, shares designated	100,000,000
Aggregate amount	$ 987,000
Preferred stock value	$ 329,000
Preferred stock, descriptions	such liquidation rights to be paid from the assets of the Company not delegated to parties with greater priority at $1.00 per share or, in the event an aggregate subscription by a single subscriber of the Series B Preferred Stock is greater than $100,000,000, $0.997 per share			such liquidation rights to be paid from the assets of the Company not delegated to parties with greater priority at $1.00 per share or, in the event an aggregate subscription by a single subscriber of the Series B Preferred Stock is greater than $100,000,000, $0.997 per share
Initial price of preferred stock	$ 2.50
Common Class Shares [Member] | November 2020 [Member]
Common stock shares authorized					4,000,000,000
Common stock issued upon conversion of convertible notes payable and accrued interest, value				$ 1,035,000
Net proceeds from common stock				$ 976,000
Common stock issued				139,661,006	712,431,992
Fair value of common stock issued for services, Value				$ 39,000
Shares issued for cash				119,666,450
Shares issued for cash value				$ 5,368,000
Warrants issued to purchase common stock				55
Warrants issued to purchase common stock exercisable price				$ 0.05
Warrants issued to purchase common stock expiration period				five years
Common stock issued for service, share				3,365,138
Common stock issued for service, value				$ 176,000
Stock issued for business purchase, shares				500,000
Stock issued for business purchase, value				$ 36,000
Common stock issued upon conversion of convertible notes payable and accrued interest, share				16,168,589
Common stock issued for debt settlement, share				460,829
Common stock issued for debt settlement, value				$ 88,000
Sale of common stock shares				436,337,203
Fair value of common stock issued for services, Shares				6,378,671
Common stock shares issued upon conversion of debt				233,748,884
Common stock shares issued upon debt settlement				35,967,234